UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  028-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

 /s/  Donald F. Woodley     Indianapolis, IN     April 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $333,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      218     4131 SH       SOLE                     4131        0        0
APACHE CORP                    COM              037411105      530     5224 SH       SOLE                     5224        0        0
AT&T INC                       COM              00206R102      353    13657 SH       SOLE                    13657        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    12324   277141 SH       SOLE                   277141        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    16076   200143 SH       SOLE                   200143        0        0
BP PLC                         SPONSORED ADR    055622104    12824   224700 SH       SOLE                   224700        0        0
CHEVRON CORP NEW               COM              166764100    11440   150864 SH       SOLE                   150864        0        0
COLGATE PALMOLIVE CO           COM              194162103      207     2425 SH       SOLE                     2425        0        0
CONOCOPHILLIPS                 COM              20825C104      276     5403 SH       SOLE                     5403        0        0
DANAHER CORP DEL               COM              235851102    13807   172784 SH       SOLE                   172784        0        0
DEVON ENERGY CORP NEW          COM              25179M103      236     3660 SH       SOLE                     3660        0        0
DUKE REALTY CORP               COM NEW          264411505    11267   908669 SH       SOLE                   908669        0        0
EMERSON ELEC CO                COM              291011104    15048   298923 SH       SOLE                   298923        0        0
ENCANA CORP                    COM              292505104     6032   194407 SH       SOLE                   194407        0        0
EXXON MOBIL CORP               COM              30231g102     1670    24933 SH       SOLE                    24933        0        0
FIRST HORIZON NATL CORP        COM              320517105    13148   935784 SH       SOLE                   935784        0        0
FLUOR CORP NEW                 COM              343412102     7755   166733 SH       SOLE                   166733        0        0
GENERAL ELECTRIC CO            COM              369604103    10797   593222 SH       SOLE                   593222        0        0
HOME DEPOT INC                 COM              437076102    16130   498607 SH       SOLE                   498607        0        0
HONEYWELL INTL INC             COM              438516106    13313   294075 SH       SOLE                   294075        0        0
HUBBELL INC                    CL B             443510201    13903   275697 SH       SOLE                   275697        0        0
INTEL CORP                     COM              458140100    14019   628939 SH       SOLE                   628939        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    15466   120592 SH       SOLE                   120592        0        0
JOHNSON & JOHNSON              COM              478160104     1414    21694 SH       SOLE                    21694        0        0
JPMORGAN CHASE & CO            COM              46625H100      673    15039 SH       SOLE                    15039        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    13435   146624 SH       SOLE                   146624        0        0
LILLY ELI & CO                 COM              532457108     9741   268952 SH       SOLE                   268952        0        0
Medizone Intl Inc.             COM                               2    10000 SH       SOLE                    10000        0        0
Merck & Co. Inc.               COM              589331107      223     5966 SH       SOLE                     5966        0        0
MICROSOFT CORP                 COM              594918104    13749   469445 SH       SOLE                   469445        0        0
NISOURCE INC                   COM              65473p105      217    13727 SH       SOLE                    13727        0        0
PEPSICO INC                    COM              713448108    12935   195509 SH       SOLE                   195509        0        0
PFIZER INC                     COM              717081103      597    34816 SH       SOLE                    34816        0        0
SCHLUMBERGER LTD               COM              806857108      496     7814 SH       SOLE                     7814        0        0
SPECTRA ENERGY CORP            COM              847560109    13099   581384 SH       SOLE                   581384        0        0
ST JUDE MED INC                COM              790849103    11469   279394 SH       SOLE                   279394        0        0
STRYKER CORP                   COM              863667101    13242   231431 SH       SOLE                   231431        0        0
SYSCO CORP                     COM              871829107      221     7482 SH       SOLE                     7482        0        0
US BANCORP DEL                 COM NEW          902973304     1766    68224 SH       SOLE                    68224        0        0
V F CORP                       COM              918204108    13466   168009 SH       SOLE                   168009        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      541    17444 SH       SOLE                    17444        0        0
WELLS FARGO & CO NEW           COM              949746101    12744   409519 SH       SOLE                   409519        0        0
WILLIAMS COS INC DEL           COM              969457100     1057    45770 SH       SOLE                    45770        0        0
XTO ENERGY INC                 COM              98385X106     5544   117504 SH       SOLE                   117504        0        0